Other Income - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income (Expense) [Abstract]
Income from government grants			$ 1.7
Grants received from other subsidies	$ 0.7	$ 0.9	1.0
Revenue from government as an incentive for research and development	$ 0.9		$ 0.3